FINANCIAL INSTRUMENTS - Level 2 financial instruments (Details) $ in Millions, number in Billions	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018
Currency risk | Cash flow hedges | Non deliverable forwards and non deliverable options
Disclosure of fair value measurement of assets [line items]
Nominal amount of hedging instrument			5.9
Level 2
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	$ 602	$ 743
Derivative financial liabilities, fair value	(279)	(206)
Level 2 | Interest rate swaps - fixed rate borrowings/loans
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	0
Derivative financial assets, fair value	0
Derivative liability, notional amount	46
Derivative financial liabilities, fair value	(2)
Level 2 | Other interest rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	40
Derivative financial assets, fair value	0
Derivative liability, notional amount	11
Derivative financial liabilities, fair value	0
Level 2 | Total interest rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	0
Derivative financial liabilities, fair value	(2)
Level 2 | Forward purchase of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	7,060	2,005
Derivative financial assets, fair value	109	66
Derivative liability, notional amount	3,760	1,258
Derivative financial liabilities, fair value	(18)	(13)
Level 2 | Forward sale of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	588	5,810
Derivative financial assets, fair value	18	252
Derivative liability, notional amount	1,192	724
Derivative financial liabilities, fair value	(9)	(9)
Level 2 | Currency swaps purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount		0
Derivative financial assets, fair value		0
Derivative liability, notional amount		0
Derivative financial liabilities, fair value		0
Level 2 | Currency swaps sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	0	0
Derivative financial assets, fair value	0	0
Derivative liability, notional amount	1,200	1,000
Derivative financial liabilities, fair value	(93)	(101)
Level 2 | Exchange option purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	4,204	2,000
Derivative financial assets, fair value	38	71
Derivative liability, notional amount	140	43
Derivative financial liabilities, fair value	(1)	0
Level 2 | Exchange options sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	600	234
Derivative financial assets, fair value	14	3
Derivative liability, notional amount	2,993	1,000
Derivative financial liabilities, fair value	(13)	(35)
Level 2 | Total foreign exchange rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	179	392
Derivative financial liabilities, fair value	(134)	(158)
Level 2 | Term contracts sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	321	79
Derivative financial assets, fair value	15	4
Derivative liability, notional amount	1,471	24
Derivative financial liabilities, fair value	(76)	(6)
Level 2 | Term contracts purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,694	1,524
Derivative financial assets, fair value	408	347
Derivative liability, notional amount	1,021	739
Derivative financial liabilities, fair value	(67)	(42)
Level 2 | Options sales/purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	6
Derivative financial assets, fair value	0
Derivative liability, notional amount	6
Derivative financial liabilities, fair value	0
Level 2 | Total raw materials (base metal), freight, energy, emission rights
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	423	351
Derivative financial liabilities, fair value	$ (143)	$ (48)